Condensed Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Cash flows from operating activities:
Net Income (Loss)	$ (15,995,913)	$ (2,039,774)	$ (5,838,255)	$ 2,595,504
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity [Abstract]
Depreciation of property and equipment	622,816	79,421	530,221	325,944
Amortization of right-of-use assets				353,807
Amortization of intangible assets	1,868,004	238,205	651,002
Provision for expected credit losses	666,851	85,036	501,059	99,775
Share-based compensation expense	3,545,810	452,156
Deferred tax	728,286	92,870	(728,286)
Impairment of long-term investments	2,992,995	381,662
Equity in loss of unconsolidated investees	32,526	4,148	111,379
Change in operating assets and liabilities
Accounts receivable	(8,983,397)	(1,145,549)	7,412,181	(8,514,195)
Prepayment, deposits and other receivables	(1,022,495)	(130,387)	(622,946)	(143,218)
Prepaid tax			(113,855)	553,941
Account payables	898,500	114,575	(12,766,817)	7,253,390
Income tax payable	(18,383)	(2,344)	3,166
Accrued expenses and other payables	(337,513)	(43,039)	1,127,713
Contract liabilities	207,793	26,497	518,294	(2,152,957)
Employee benefits	(1,112)	(142)	11,095
Operating lease obligation				(370,181)
Net cash provided by (used in) operating activities	(14,795,232)	(1,886,665)	(9,204,049)	1,810
Cash flow from investing activities:
Purchases of item of property and equipment	(409,037)	(52,160)	(1,325,139)
Purchases of intangible assets			(12,940,000)
Payments for acquisition of long-term investments			(17,467,088)
Payments for acquisition of subsidiaries, net of cash acquired			(6,122,444)
Net cash used in investing activities	(409,037)	(52,160)	(37,854,671)
Cash flow from financing activities:
Payments of IPO costs			(10,896,313)	(1,361,560)
Proceeds from initial public offering			71,472,020
Proceeds (repayment) of amount due to a director			(39,256)	7,140
Repayment of amount due from/to related parties	(2,709)	(345)	(27,013)	(16,201)
Collection of payment on behalf of a customer, net	8,895,500	1,134,340	3,360,000	3,530,000
Net cash provided by financing activities	8,892,791	1,133,995	63,869,438	2,159,379
Change in cash	(6,311,478)	(804,830)	16,810,718	2,161,189
Cash, beginning of the year	25,217,011	3,215,635	8,406,293	6,245,104
Cash, end of the year	18,905,533	2,410,805	25,217,011	8,406,293
Supplemental cash flow information
Cash paid for income tax	31,165	3,974	54,679
Cash received from tax refund				256,874
Cash paid for interest expense			1,846	1,049
Non-cash activities:
Class A Ordinary shares issued as prepayment for consulting services	$ 3,545,811	$ 452,157